Property and Equipment, Net (Tables)	3 Months Ended
Mar. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment, net consists of the following:

	March 31,	December 31,
(In thousands)	2018	2017
Land	$294,533	$294,533
Buildings and improvements	2,946,722	2,935,539
Furniture and equipment	1,349,496	1,311,704
Riverboats and barges	239,240	238,926
Construction in progress	33,292	59,538
Total property and equipment	4,863,283	4,840,240
Less accumulated depreciation	2,350,570	2,300,454
Property and equipment, net	$2,512,713	$2,539,786

Depreciation Expense Table	Depreciation expense is as follows:

	Three Months Ended
	March 31,
(In thousands)	2018	2017
Depreciation expense	$50,146	$49,394